Palm Valley Capital Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 17.8%	Shares	Value
Animal Slaughtering and Processing - 2.9%
Seaboard Corp.	1,048	$2,826,582
WH Group Ltd. - ADR	245,360	4,514,992
		7,341,574

Automotive Mechanical and Electrical Repair and Maintenance - 0.6%
Monro, Inc.	105,551	1,527,323

Bread and Bakery Product Manufacturing - 0.3%
Flowers Foods, Inc.	34,076	647,785

Clothing and Clothing Accessories Retailers - 1.3%
Carter's, Inc.	79,140	3,236,826

Computer Systems Design and Related Services - 2.6%
Amdocs Ltd.	70,694	6,468,501

Electric Power Generation - 0.6%
Avista Corp.	36,340	1,521,556

Fruit and Vegetable Canning, Pickling, and Drying - 1.1%
Lassonde Industries, Inc. - Class A	18,029	2,640,862

General Freight Trucking, Long-Distance - 1.6%
Heartland Express, Inc.	447,245	4,123,599

Household and Institutional Furniture Manufacturing - 0.3%
Hooker Furnishings Corp.	67,872	681,435

Management Consulting Services - 0.8%
Resources Connection, Inc.	303,517	1,985,001

Marketing Research and Public Opinion Polling - 0.5%
Forrester Research, Inc. (a)	133,372	1,232,357

Natural Gas Distribution - 1.3%
Northwest Natural Holding Co.	76,582	3,271,583

Plastics Packaging Materials and Unlaminated Film and Sheet Manufacturing - 0.5%
Reynolds Consumer Products, Inc.	52,266	1,247,067

Temporary Help Services - 3.4%
Kelly Services, Inc. - Class A	285,472	3,759,666
ManpowerGroup, Inc.	44,251	2,561,248
TrueBlue, Inc. (a)	399,631	2,122,040
		8,442,954
TOTAL COMMON STOCKS (Cost $46,618,638)		44,368,423

EXCHANGE TRADED FUNDS - 4.8%	Shares	Value
Sprott Physical Gold Trust (a)	187,716	4,516,447
Sprott Physical Silver Trust (a)	642,248	7,450,077
TOTAL EXCHANGE TRADED FUNDS (Cost $7,574,569)		11,966,524

REAL ESTATE INVESTMENT TRUSTS - 0.9%	Shares	Value
Lessors of Other Real Estate Property - 0.9%
Farmland Partners, Inc.	213,686	2,382,599
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,227,362)		2,382,599

SHORT-TERM INVESTMENTS - 76.1%		Value
Money Market Funds - 6.7%	Shares
First American Treasury Obligations Fund - Class X, 4.26% (b)	16,695,198	16,695,198

U.S. Treasury Bills - 69.4%	Par
4.43%, 04/17/2025 (c)	40,400,000	40,323,617
4.36%, 05/29/2025 (c)	39,510,000	39,240,593
4.27%, 07/17/2025 (c)	47,179,000	46,592,853
4.33%, 08/21/2025 (c)	48,000,000	47,220,893
		173,377,956
TOTAL SHORT-TERM INVESTMENTS (Cost $190,064,075)		190,073,154

TOTAL INVESTMENTS - 99.6% (Cost $246,484,644)		248,790,700
Other Assets in Excess of Liabilities - 0.4%		1,012,527
TOTAL NET ASSETS - 100.0%		$249,803,227
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(c)	The rate shown is the yield to maturity as of March 31, 2025.

Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the "Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Palm Valley Capital Management as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$44,368,423	$–	$–	$44,368,423
Exchange Traded Funds	11,966,524	–	–	11,966,524
Real Estate Investment Trusts	2,382,599	–	–	2,382,599
Money Market Funds	16,695,198	–	–	16,695,198
U.S. Treasury Bills	–	173,377,956	–	173,377,956
Total Investments	$75,412,744	$173,377,956	$–	$248,790,700

During the period ended March 31, 2025, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Schedule of Investments for further information on the classifications of investments.